Goodwill and intangible assets, net (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Goodwill		€ 490,455,000	€ 490,503,000	€ 490,503,000	€ 490,529,000	€ 490,455,000
Intangible assets with definite lives, net					2,064,000	3,794,000
Intangible assets with indefinite lives					169,545,000	169,500,000
Total					662,138,000	663,749,000
Accumulated impairment losses of goodwill					0	0
Accumulated impairment losses of indefinite-lived intangible assets		0	0
Goodwill [Roll Forward]
Goodwill, Beginning Balance		490,455,000	490,503,000
Foreign exchange translation		74,000	(175,000)
Acquisition of Tripl			250,000
Deconsolidation of myhotelshop			(123,000)
Goodwill, Ending Balance		490,529,000	490,455,000	490,503,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					105,233,000	105,278,000
(Accumulated Amortization)					(103,169,000)	(101,484,000)
Amortization of intangible assets	[1]	1,684,000	3,220,000	13,857,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019					1,685,000
2020					374,000
2021					1,000
2022					3,000
Future years					1,000
Developed Europe
Finite-Lived Intangible Assets [Line Items]
Goodwill		215,250,000	215,271,000	215,271,000	215,283,000	215,250,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance		215,250,000	215,271,000
Foreign exchange translation		33,000	(77,000)
Acquisition of Tripl			110,000
Deconsolidation of myhotelshop			(54,000)
Goodwill, Ending Balance		215,283,000	215,250,000	215,271,000
Americas
Finite-Lived Intangible Assets [Line Items]
Goodwill		192,700,000	192,719,000	192,719,000	192,729,000	192,700,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance		192,700,000	192,719,000
Foreign exchange translation		29,000	(69,000)
Acquisition of Tripl			98,000
Deconsolidation of myhotelshop			(48,000)
Goodwill, Ending Balance		192,729,000	192,700,000	192,719,000
Rest of World
Finite-Lived Intangible Assets [Line Items]
Goodwill		82,505,000	82,513,000	82,513,000	82,517,000	82,505,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance		82,505,000	82,513,000
Foreign exchange translation		12,000	(29,000)
Acquisition of Tripl			42,000
Deconsolidation of myhotelshop			(21,000)
Goodwill, Ending Balance		€ 82,517,000	€ 82,505,000	€ 82,513,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net					18,000	29,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					34,000	34,000
(Accumulated Amortization)					(16,000)	(5,000)
Partner relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net					19,000	30,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					34,254,000	34,254,000
(Accumulated Amortization)					(34,235,000)	(34,224,000)
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net					194,000	359,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					60,145,000	60,190,000
(Accumulated Amortization)					(59,951,000)	(59,831,000)
Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net					1,833,000	3,376,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					10,800,000	10,800,000
(Accumulated Amortization)					€ (8,967,000)	€ (7,424,000)

[1]	Year ended December 31, 201620172018Amortization of acquired technology included in amortization of intangible assets3,75059278Amortization of internal use software and website development costs included in technology and content1,4101,7422,214Amortization of internal use software costs included in general and administrative 0408785